LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Schedule of balances reported in the consolidated balance sheet related to the leases

	As of December 31,
	2022	2023

	(HK$ in thousands)

Operating lease right-of-use assets	196,864	224,092
Operating lease liabilities	211,143	238,017

Schedule of operating lease expenses reported in the consolidated statements of comprehensive income

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)

Operating lease cost	106,459	119,854	122,333

Schedule of undiscounted cash flows of leases to present value of operating lease payments

December 31, 2023
(HK$ in thousands)

2024	116,684
2025	104,637
2026	24,745
2027	2,048
Total undiscounted operating lease payments	248,114
Less: imputed interest	(10,097)
Present value of operating lease liabilities	238,017